UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2009

[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

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       SEMIANNUAL REPORT
       USAA TAX EXEMPT MONEY MARKET FUND
       SEPTEMBER 30, 2009

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

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FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

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TYPES OF INVESTMENTS

Invests in high-quality, tax-exempt securities with remaining maturities of 397 days or less.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

   Portfolio of Investments                                                   12

   Notes to Portfolio of Investments                                          29

   Financial Statements                                                       30

   Notes to Financial Statements                                              33

EXPENSE EXAMPLE                                                               41

ADVISORY AGREEMENT                                                            43

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"WHEN SELECTING A SPECIFIC SECURITY, WE
STRIVE TO FIND A GOLDEN MEAN BETWEEN THE         [PHOTO OF CHRISTOPHER W. CLAUS]
LEVEL OF INCOME, THE CREDIT RISK OF THE ISSUER,
AND THE PRICE VOLATILITY OF THE BOND."

--------------------------------------------------------------------------------

OCTOBER 2009

The reversal in investor sentiment -- from the extreme pessimism of late 2008 to the optimism of 2009 -- has been remarkable.

During 2008, the municipal bond market suffered one of its worst selloffs in history. "Credit spreads," the risk premium between the yield of an investment-grade tax-exempt bond and a comparable U.S. Treasury, widened dramatically amid poor liquidity conditions and distressed selling. Economic conditions deteriorated and unemployment increased. Accordingly, tax revenues declined; however, most municipalities had the political will to address their budgetary challenges and protect their credit standing.

Investors rediscovered the value of municipal securities -- attractive after-tax yields -- beginning in January 2009. The result was strong demand: prices rebounded and yields dropped as credit spreads contracted toward historical norms. (A bond's yield moves in the opposite direction of its price.)

Yields on tax-exempt money markets also declined as the Federal Reserve (the
Fed), in an effort to stimulate the economy, cut short-term interest rates nearly to zero. I expect Fed governors to keep rates at these levels until they see evidence of a sustained economic recovery. Consequently, money market yields are unlikely to increase until at least the second half of next year.

At the time of this writing, the economy appears to have stabilized. Housing prices and manufacturing have both shown signs of improvement.

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2  | USAA TAX EXEMPT MONEY MARKET FUND

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Corporate earnings have generally exceeded expectations, but much of the earnings were achieved by cost cutting and inventory reduction. For an economic recovery to take hold, companies must see top line revenue growth, and that depends on the consumer. Unfortunately, the unemployment rate appears to be weighing down consumer confidence. As a result, I expect the economy to experience an extended period of slow growth before it regains its full health.

In the meantime, the after-tax yields on municipal bonds remain attractive. Their tax-exempt status may become even more appealing if the federal and state governments raise taxes.

At USAA, we remain confident in our approach to managing your municipal bond and money market investments. Our primary objective is to distribute a high level of tax-free interest without undue risk of principal. When selecting a specific security, we strive to find a golden mean between the level of income, the credit risk of the issuer, and the price volatility of the bond. Our portfolio managers are supported by a fixed-income research team of experienced analysts. As always, we continue to avoid bonds that are subject to the alternative minimum tax for individuals.

During this uncertain period, like in any other, we encourage our members to be diversified. You also should have an investment plan that meets your individual goals, risk tolerance, and time horizon. Municipal bond prices may have risen, but it is important to remember that the driver of long-term fixed-income performance is the compounding interest of the bonds we hold.

Thank you for your trust in us. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Diversification does not guarantee a profit or prevent a loss.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------
[PHOTO OF JOHN C. BONNELL]                           [PHOTO OF DALE R. HOFFMANN]

   JOHN C. BONNELL, CFA                                 DALE R. HOFFMANN
   USAA Investment                                      USAA Investment
   Management Company                                   Management Company
--------------------------------------------------------------------------------

o HOW DID THE USAA TAX EXEMPT MONEY MARKET FUND (THE FUND) PERFORM FROM APRIL 1, 2009, TO SEPTEMBER 30, 2009?

  The Fund performed well for the reporting period ended September 30, 2009. The Fund had a return of 0.43%, compared to an average return of 0.08% for the tax-exempt money market funds category, according to iMoneyNet, Inc. During the reporting period, the Fund ranked 3 out of 110 funds for the category. Rankings are based on six-month net compound unannualized returns.

o WHAT WERE THE MARKET CONDITIONS?

  To maintain liquidity in the markets, the Federal Reserve (the Fed) held the federal funds target rate at a range between 0% and 0.25% throughout the reporting period. The economy showed signs of improvement, suggesting the worst of the recession might be over.

  Yields on short-term tax-exempt securities dropped as demand overwhelmed supply. Investors flocked to the safety of money market funds, apparently content to remain on the sidelines until the financial markets stabilized. Demand was strong for municipal

  Refer to page 8 for benchmark definition.

  Past performance is no guarantee of future results.

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4  | USAA TAX EXEMPT MONEY MARKET FUND

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  variable-rate demand notes (VRDNs). The Bond Buyer One-Year Note Index averaged 0.71% during the period. The SIFMA Municipal Swap Index, the index of seven-day VRDNs, started the reporting period at 0.54% on April 1, 2009, reached a low of 0.27% on July 8, 2009, and ended the reporting period at 0.34%.

o WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

  To maintain the safety and liquidity of your Fund, we concentrated our purchases in VRDNs. A majority of the VRDNs owned by the Fund possess a feature guaranteeing the payment of both principal and interest. In addition, they provide flexibility because they can be sold at par value (100% of face value) with a notice of seven days or less. At the end of the period, the portfolio's weighted average maturity (WAM) was 17 days.

  As always, we relied on our seasoned team of credit analysts to evaluate and monitor each of the Fund's holdings. Their hard work has enabled us to avoid credit problems in the Fund in one of the most difficult credit periods in decades.

o WHAT IS THE OUTLOOK?

  We expect the Fed to continue supporting the U.S. economy and the credit markets. With no immediate threat of inflation, short-term rates are likely to remain low until at least the middle of 2010. Once rate increases begin, we believe they will be gradual with the shortest maturities benefiting first.

  The Bond Buyer One-Year Note Index is based on estimated yields for theoretical new one-year note issues from 10 state and local issuers:
  California, Colorado, Idaho, Los Angeles County, Michigan, New Jersey, New York City, Pennsylvania, Texas, and Wisconsin. The index is an unweighted average of the average estimated bid-side yields for the 10 issues.

  The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, produced by Municipal Market Data, is a seven-day high-grade market index comprised of tax-exempt variable-rate demand obligations from Municipal Market Data's extensive database.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

  We will continue to focus on maintaining the safety and liquidity of your Fund, while striving to maximize the tax-exempt income you receive. To make the Fund as tax efficient as possible, we will also continue to avoid issues subject to the alternative minimum tax, also known as the AMT, for individuals.

  Thank you for the confidence you have placed in us.

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6  | USAA TAX EXEMPT MONEY MARKET FUND

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INVESTMENT OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND (Ticker Symbol: USEXX)

--------------------------------------------------------------------------------
                                        9/30/09                      3/31/09
--------------------------------------------------------------------------------
Net Assets                          $3,732.8 Million            $3,498.9 Million
Net Asset Value Per Share                $1.00                       $1.00
Dollar-Weighted Average
Portfolio Maturity                      17 Days                     19 Days

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/09
--------------------------------------------------------------------------------
 3/31/09 to 9/30/09       1 YEAR       5 YEARS       10 YEARS       7-DAY YIELD
       0.43%*              1.20%         2.35%         2.16%           0.48%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

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                                                        INVESTMENT OVERVIEW |  7

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                          o  7-DAY YIELD COMPARISON  o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                 USAA TAX EXEMPT
                                MONEY MARKET FUND              iMONEYNET AVERAGE
 9/29/2008                            6.07%                           5.05%
10/27/2008                            2.62                            1.74
11/24/2008                            1.47                            0.79
12/29/2008                            1.39                            0.80
 1/26/2009                            0.76                            0.26
 2/23/2009                            0.86                            0.33
 3/30/2009                            0.97                            0.29
 4/27/2009                            0.94                            0.28
 5/26/2009                            1.12                            0.22
 6/29/2009                            0.93                            0.14
 7/27/2009                            0.87                            0.10
 8/24/2009                            0.66                            0.08
 9/28/2009                            0.48                            0.07

                                   [END CHART]

       Data represent the last Monday of each month. Ending date 9/28/09.

The graph tracks the USAA Tax Exempt Money Market Fund's seven-day yield against iMoneyNet, Inc. tax-free national retail money funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

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8  | USAA TAX EXEMPT MONEY MARKET FUND

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                                TOP 10 INDUSTRIES
                                  AS OF 9/30/09
                                (% of Net Assets)

           Hospital ............................................ 20.6%
           Education ........................................... 11.3%
           Electric Utilities ..................................  7.7%
           Water/Sewer Utility .................................  7.4%
           General Obligation ..................................  6.7%
           Nursing/CCRC ........................................  5.8%
           Buildings ...........................................  4.7%
           Multifamily Housing .................................  4.6%
           Community Service ...................................  4.2%
           Agricultural Products ...............................  2.9%

You will find a complete list of securities that the Fund owns on pages 12-28.

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                                                        INVESTMENT OVERVIEW |  9

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                        o  PORTFOLIO MIX -- 9/30/2009  o

                          [PIE CHART OF PORTFOLIO MIX]

        VARIABLE-RATE DEMAND NOTES                                 93.8%
        FIXED-RATE INSTRUMENTS                                      4.6%
        PUT BONDS                                                   3.3%

      Percentages are of the net assets of the Fund and may not equal 100%.

                                   [END CHART]

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10  | USAA TAX EXEMPT MONEY MARKET FUND

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                     o  CUMULATIVE PERFORMANCE OF $10,000  o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                                USAA TAX EXEMPT
                                                               MONEY MARKET FUND
09/30/99                                                           $10,000.00
10/31/99                                                            10,025.30
11/30/99                                                            10,054.84
12/31/99                                                            10,085.82
01/31/00                                                            10,113.00
02/29/00                                                            10,139.47
03/31/00                                                            10,169.29
04/30/00                                                            10,198.23
05/31/00                                                            10,239.59
06/30/00                                                            10,273.22
07/31/00                                                            10,306.10
08/31/00                                                            10,340.08
09/30/00                                                            10,373.18
10/31/00                                                            10,410.46
11/30/00                                                            10,445.43
12/31/00                                                            10,478.62
01/31/01                                                            10,508.30
02/28/01                                                            10,536.32
03/31/01                                                            10,562.65
04/30/01                                                            10,594.27
05/31/01                                                            10,622.62
06/30/01                                                            10,645.41
07/31/01                                                            10,668.17
08/31/01                                                            10,687.51
09/30/01                                                            10,704.13
10/31/01                                                            10,723.21
11/30/01                                                            10,738.68
12/31/01                                                            10,750.67
01/31/02                                                            10,761.58
02/28/02                                                            10,771.82
03/31/02                                                            10,782.44
04/30/02                                                            10,793.96
05/31/02                                                            10,807.00
06/30/02                                                            10,816.70
07/31/02                                                            10,826.85
08/31/02                                                            10,837.75
09/30/02                                                            10,848.06
10/31/02                                                            10,860.59
11/30/02                                                            10,871.99
12/31/02                                                            10,881.12
01/31/03                                                            10,889.26
02/28/03                                                            10,896.90
03/31/03                                                            10,904.86
04/30/03                                                            10,913.27
05/31/03                                                            10,922.39
06/30/03                                                            10,929.20
07/31/03                                                            10,934.35
08/31/03                                                            10,939.63
09/30/03                                                            10,945.33
10/31/03                                                            10,952.02
11/30/03                                                            10,958.41
12/31/03                                                            10,965.55
01/31/04                                                            10,971.61
02/29/04                                                            10,976.65
03/31/04                                                            10,982.29
04/30/04                                                            10,988.96
05/31/04                                                            10,995.03
06/30/04                                                            11,001.30
07/31/04                                                            11,007.89
08/31/04                                                            11,015.23
09/30/04                                                            11,024.28
10/31/04                                                            11,036.19
11/30/04                                                            11,047.63
12/31/04                                                            11,060.59
01/31/05                                                            11,072.62
02/28/05                                                            11,085.48
03/31/05                                                            11,099.96
04/30/05                                                            11,119.38
05/31/05                                                            11,141.71
06/30/05                                                            11,160.35
07/31/05                                                            11,178.34
08/31/05                                                            11,197.76
09/30/05                                                            11,219.05
10/31/05                                                            11,239.36
11/30/05                                                            11,262.33
12/31/05                                                            11,289.93
01/31/06                                                            11,313.24
02/28/06                                                            11,336.50
03/31/06                                                            11,363.82
04/30/06                                                            11,390.05
05/31/06                                                            11,419.93
06/30/06                                                            11,452.26
07/31/06                                                            11,480.99
08/31/06                                                            11,511.09
09/30/06                                                            11,541.64
10/31/06                                                            11,571.07
11/30/06                                                            11,601.03
12/31/06                                                            11,634.90
01/31/07                                                            11,664.14
02/28/07                                                            11,692.79
03/31/07                                                            11,725.07
04/30/07                                                            11,756.11
05/31/07                                                            11,790.72
06/30/07                                                            11,823.87
07/31/07                                                            11,855.18
08/31/07                                                            11,891.70
09/30/07                                                            11,921.76
10/31/07                                                            11,953.82
11/30/07                                                            11,986.46
12/31/07                                                            12,016.44
01/31/08                                                            12,043.97
02/29/08                                                            12,067.50
03/31/08                                                            12,095.43
04/30/08                                                            12,118.60
05/31/08                                                            12,143.56
06/30/08                                                            12,163.01
07/31/08                                                            12,181.60
08/31/08                                                            12,201.71
09/30/08                                                            12,236.15
10/31/08                                                            12,275.34
11/30/08                                                            12,290.13
12/31/08                                                            12,304.78
01/31/09                                                            12,313.54
02/28/09                                                            12,321.30
03/31/09                                                            12,330.51
04/30/09                                                            12,340.05
05/31/09                                                            12,351.22
06/30/09                                                            12,360.94
07/31/09                                                            12,370.42
08/31/09                                                            12,377.72
09/30/09                                                            12,383.07

                                   [END CHART]

                       Data from 9/30/99 through 9/30/09.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

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                                                       INVESTMENT OVERVIEW |  11

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PORTFOLIO OF INVESTMENTS

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o CATEGORIES AND DEFINITIONS

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

  PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

  FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

  The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for

================================================================================

12  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

  short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bayerische Landesbank, Citibank, N.A., Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, Dexia Credit Local, Freddie Mac, JPMorgan Chase & Co., JPMorgan Chase Bank, N.A., Key Bank, N.A., Merrill Lynch & Co., Inc., Royal Bank of Canada, Societe Generale, or Wachovia Bank, N.A.

  (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Du Pont (E.I.) De Nemours and Co., Freddie Mac, Merrill Lynch & Co., Inc., Minnesota General Obligation, Montana Board of Investments Intercap Program, National Rural Utility Corp., or Texas Permanent School Fund.

  (INS)   Principal and interest payments are insured by one of the following:
          Assured Guaranty Corp., Berkshire Hathaway Assurance Corp., Financial Security Assurance, Inc., or National Indemnity Co. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  EDA     Economic Development Authority

  EDC     Economic Development Corp.

  IDA     Industrial Development Authority/Agency

  IDB     Industrial Development Board

  IDC     Industrial Development Corp.

  ISD     Independent School District

  MTA     Metropolitan Transportation Authority

  USD     Unified School District

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14  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

INVESTMENTS

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                        COUPON          FINAL           VALUE
(000)       SECURITY                                                                           RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (93.8%)

            ALABAMA (3.1%)
$   3,000   Auburn IDB (LOC - Compass Bank)                                                    1.40%        4/01/2019    $    3,000
    3,200   Auburn IDB (LOC - Allied Irish Banks plc)                                          1.31         5/01/2020         3,200
    2,545   Daphne YMCA Public Park and Recreation Board (LOC - Regions Bank)                  3.74        10/01/2022         2,545
    1,200   Foley Redevelopment Auth. (LOC - RBC Bank (USA))                                   1.00         6/01/2038         1,200
   11,145   Huntsville (LIQ)(a)                                                                0.41         5/01/2015        11,145
    2,130   Huntsville Educational Building Auth. (LOC - SunTrust Bank)                        2.76        12/01/2022         2,130
    2,340   Marengo County Port Auth. (LOC - Compass Bank)                                     1.10         7/01/2026         2,340
      700   Mobile Medical Clinic Board (LOC - Regions Bank)                                   3.59         2/01/2011           700
    3,425   Mobile Medical Clinic Board (LOC - Regions Bank)                                   3.09         3/01/2022         3,425
    5,015   Montgomery (LOC - Regions Bank)                                                    3.85         6/01/2022         5,015
    1,100   Northport (LOC - Regions Bank)                                                     3.49         9/03/2015         1,100
    3,725   Northport (LOC - Regions Bank)                                                     3.09         7/01/2018         3,725
   12,795   Spanish Fort Redevelopment Auth. (LIQ) (LOC - Bank of America, N.A.)(a)            0.90         3/01/2012        12,795
   10,000   Tuscaloosa County IDA (LOC - JPMorgan Chase Bank, N.A.)                            0.50         3/01/2027        10,000
   10,000   Tuscaloosa County IDA (LOC - JPMorgan Chase Bank, N.A.)                            0.50        12/01/2027        10,000
   11,000   Tuscaloosa County Port Auth. (LOC - Federal Home Loan Bank of Atlanta)             0.41         5/01/2030        11,000
   32,500   Tuscaloosa County Port Auth. (LOC - Compass Bank)                                  1.09        12/01/2031        32,500
                                                                                                                         ----------
                                                                                                                            115,820
                                                                                                                         ----------
            ARIZONA (0.6%)
    5,200   Chandler IDA (LOC - Comerica Bank, N.A.)                                           0.55        12/01/2037         5,200
    5,175   Phoenix Civic Improvement Corp. (INS)(LIQ)(a)                                      0.36         7/01/2034         5,175
   13,000   Verrado Western Overlay Community Facilities District (LOC - Compass Bank)         1.20         7/01/2029        13,000
                                                                                                                         ----------
                                                                                                                             23,375
                                                                                                                         ----------
            ARKANSAS (0.1%)
    5,175   Texarkana (LOC - PNC Bank, N.A.)                                                   0.55         3/01/2021         5,175
                                                                                                                         ----------
            CALIFORNIA (1.3%)
   20,000   Irvine Ranch Water District (LOC - Landesbank Baden-Wurttemberg)                   0.40         5/01/2037        20,000
    5,000   San Diego USD (LIQ)(LOC - Dexia Credit Local)(a)                                   1.26         7/01/2028         5,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                        COUPON          FINAL           VALUE
(000)       SECURITY                                                                           RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------------
$   2,900   State (LIQ)(a)                                                                     0.38%       12/01/2030    $    2,900
   20,000   Statewide Communities Dev. Auth. (LIQ) (LOC - Citigroup, Inc.)(a)                  1.04         7/01/2012        20,000
                                                                                                                         ----------
                                                                                                                             47,900
                                                                                                                         ----------
            COLORADO (4.7%)
    4,980   Arista Metropolitan District (LOC - Compass Bank)                                  1.20        12/01/2030         4,980
    3,335   Bachelor Gulch Metropolitan District (LOC - Compass Bank)                          1.10        12/01/2023         3,335
    6,510   Base Village Metropolitan District No. 2 (LOC - U.S. Bank, N.A.)                   0.40        12/01/2038         6,510
    8,100   Brighton Crossing Metropolitan District No. 4 (LOC - Compass Bank)                 1.10        12/01/2034         8,100
   14,000   Centerra Metropolitan District No. 1 (LOC - Compass Bank)                          1.00        12/01/2029        14,000
    8,625   Commerce City Northern Infrastructure General Improvement District (LOC - U.S.
              Bank, N.A.)                                                                      0.40        12/01/2038         8,625
    6,500   Cornerstar Metropolitan District Co. (LOC - Compass Bank)                          1.10        12/01/2037         6,500
    1,870   Denver Urban Renewal Auth. (LOC - Compass Bank)                                    1.00         9/01/2017         1,870
    8,885   Denver Urban Renewal Auth. (LOC - Compass Bank)                                    1.00         9/01/2017         8,885
   15,815   Denver Urban Renewal Auth. (LOC - Compass Bank)                                    1.00         9/01/2017        15,815
    2,150   El Paso County (LOC - JPMorgan Chase Bank, N.A.)                                   0.95        11/01/2021         2,150
    1,155   Health Facilities Auth. (LOC - JPMorgan Chase Bank, N.A.)                          0.95         1/01/2018         1,155
   10,125   Health Facilities Auth. (LOC - Key Bank, N.A.)                                     1.30         6/01/2030        10,125
   20,230   Health Facilities Auth. (LOC - Allied Irish Banks plc)                             0.44         6/01/2037        20,230
   23,990   Jefferson Metropolitan District (LIQ)(NBGA)(a)                                     1.41        12/01/2028        23,990
      600   Postsecondary Educational Facilities Auth.
              (LOC - Wells Fargo Bank, N.A.)                                                   0.44         6/01/2011           600
    1,340   Postsecondary Educational Facilities Auth. (LOC - JPMorgan Chase Bank, N.A.)       0.95         4/01/2013         1,340
    6,650   Timnath Dev. Auth. (LOC - Compass Bank)                                            1.10        12/01/2029         6,650
    6,745   Triview Metropolitan District (LOC - Compass Bank)                                 1.10        11/01/2023         6,745
   25,000   University of Colorado Hospital Auth. (INS)(LIQ)                                   0.42        11/15/2033        25,000
                                                                                                                         ----------
                                                                                                                            176,605
                                                                                                                         ----------
            CONNECTICUT (0.2%)
    6,495   Health and Educational Facilities Auth. (LOC - Allied Irish Banks plc)             1.30         7/01/2030         6,495
                                                                                                                         ----------

            DELAWARE (0.4%)
    8,050   EDA (LOC - Citizens Bank of Pennsylvania)                                          1.58         7/01/2033         8,050
    6,600   EDA IDA                                                                            1.85        12/01/2014         6,600
                                                                                                                         ----------
                                                                                                                             14,650
                                                                                                                         ----------

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16  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                        COUPON          FINAL           VALUE
(000)       SECURITY                                                                           RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------------
            DISTRICT OF COLUMBIA (0.2%)
$   7,685   District of Columbia (LOC - SunTrust Bank)                                         0.85%       10/01/2030    $    7,685
                                                                                                                         ----------
            FLORIDA (7.4%)
    9,840   Brevard County Housing Finance Auth. (LIQ)(NBGA)(a)                                0.51        12/01/2032         9,840
   15,995   Broward County Housing Finance Auth. (LIQ)(NBGA)(a)                                0.66         9/01/2032        15,995
    1,400   Escambia County Health Facilities Auth. (LOC - Bank of America, N.A.)              0.40        11/15/2029         1,400
   23,000   Highlands County Health Facilities Auth. (LOC - SunTrust Bank)                     0.95        11/15/2026        23,000
   22,500   Highlands County Health Facilities Auth. (LOC - SunTrust Bank)                     1.20        11/15/2026        22,500
   21,280   Highlands County Health Facilities Auth. (LOC - SunTrust Bank)                     0.95        11/15/2034        21,280
   16,000   Highlands County Health Facilities Auth. (LOC - SunTrust Bank)                     1.09        11/15/2035        16,000
    9,900   Highlands County Health Facilities Auth. (LOC - SunTrust Bank)                     1.30        11/15/2035         9,900
    2,500   Hillsborough County IDA (LIQ)(LOC - Citibank, N.A.)(a)                             0.60         4/01/2014         2,500
   13,200   Housing Finance Corp. (LIQ)(NBGA)(a)                                               0.66        10/01/2032        13,200
    4,560   JEA (INS)(LIQ)(a)                                                                  0.45        10/01/2013         4,560
    2,535   Miami-Dade County School Board (INS)(LIQ)(a)                                       0.38         5/01/2015         2,535
    9,000   Miami-Dade County School Board (INS)(LIQ)(a)                                       0.50         5/01/2016         9,000
   21,800   Orange County Health Facilities Auth. (LOC - SunTrust Bank)                        0.85        10/01/2026        21,800
   37,700   Orlando-Orange County Expressway Auth. (LIQ)(INS)                                  0.37         7/01/2032        37,700
    2,800   Palm Beach County (LOC - Northern Trust Co.)                                       0.48         3/01/2027         2,800
   17,945   Peace River (LIQ)(INS)(a)                                                          0.85        10/01/2013        17,945
    2,975   Pembroke Pines (INS)(LIQ)                                                          0.33         7/01/2032         2,975
    8,355   Seminole County IDA (LOC - Allied Irish Banks plc)                                 0.53        11/01/2034         8,355
   19,405   Sunshine State Governmental Financing Commission (LOC - Dexia Credit Local)        0.40         7/01/2016        19,405
    1,500   Tallahassee (LIQ)(a)                                                               0.47         6/01/2014         1,500
    3,200   Univ. of North Florida Financing Corp. (LIQ)(LOC - Deutsche Bank A.G.)(a)          0.37        11/01/2027         3,200
    9,995   West Palm Beach (LIQ)(a)                                                           0.47        10/01/2012         9,995
                                                                                                                         ----------
                                                                                                                            277,385
                                                                                                                         ----------

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                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                        COUPON          FINAL           VALUE
(000)       SECURITY                                                                           RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------------
            GEORGIA (1.3%)
$   9,500   Floyd County Dev. Auth. (LOC - RBC Bank (USA))                                     0.89%        4/01/2017    $    9,500
   10,000   Hall County Hospital Auth. (INS)(LIQ)                                              0.55         5/01/2036        10,000
   30,150   Metropolitan Rapid Transit Auth. (LOC - Bayerische Landesbank and WestLB A.G.)     0.38         7/01/2025        30,150
                                                                                                                         ----------
                                                                                                                             49,650
                                                                                                                         ----------
            HAWAII (0.3%)
    4,190   Pacific Health (LOC - Bank of Nova Scotia)                                         0.45         7/01/2033         4,190
    5,130   Pacific Health (LOC - Bank of Nova Scotia)                                         0.45         7/01/2033         5,130
                                                                                                                         ----------
                                                                                                                              9,320
                                                                                                                         ----------
            ILLINOIS (2.9%)
   13,325   Chicago (LIQ)(a)                                                                   0.50         5/01/2014        13,325
   20,130   Chicago (LIQ)(INS)(a)                                                              1.15         1/01/2015        20,130
    1,000   Cook County (LOC - RBS Citizens, N.A.)                                             2.05         5/01/2020         1,000
    4,200   Dev. Finance Auth.                                                                 0.47         1/01/2016         4,200
    1,255   Dev. Finance Auth. (LOC - Northern Trust Co.)                                      1.07         8/01/2022         1,255
    3,190   Finance Auth. (LOC - Fifth Third Bank)                                             3.15         3/01/2031         3,190
    7,650   Finance Auth. (LOC - RBS Citizens, N.A.)                                           1.75         1/01/2037         7,650
    6,500   Finance Auth. (LOC - RBS Citizens, N.A.)                                           1.65         9/01/2043         6,500
   19,990   Metropolitan Pier and Exposition Auth. (LIQ)(LOC - Deutsche Bank A.G.)(a)          0.37         6/15/2034        19,990
    6,000   Metropolitan Pier and Exposition Auth. (LIQ)(LOC - Deutsche Bank A.G.)(a)          0.37        12/15/2039         6,000
    4,249   Springfield Airport Auth.                                                          0.78        10/15/2016         4,249
   20,760   Woodridge (INS)(LOC - Societe Generale)                                            0.90         7/01/2020        20,760
                                                                                                                         ----------
                                                                                                                            108,249
                                                                                                                         ----------
            INDIANA (2.6%)
    6,910   Berne (LOC - Federal Home Loan Bank of Indiana)                                    0.50        10/01/2033         6,910
      646   Crawfordsville (LOC - Federal Home Loan Bank of Indiana)                           0.44         1/01/2030           646
    8,165   Dev. Finance Auth. (LOC - Key Bank, N.A.)                                          1.75         1/01/2023         8,165
    5,995   Evansville (LOC - Fifth Third Bank)                                                1.75         1/01/2025         5,995
    9,620   Finance Auth. (LOC - Federal Home Loan Bank of Indiana)                            0.50         7/01/2029         9,620
    3,155   Finance Auth. (LOC - National City Bank)                                           0.55         6/01/2037         3,155
   11,230   Health Facilities Auth. (LOC - Fifth Third Bank)                                   4.25         4/01/2022        11,230
    9,300   Health Facilities Auth. (LOC - Fifth Third Bank)                                   1.75        11/01/2024         9,300
    1,300   Huntington                                                                         0.87         6/26/2014         1,300
    4,380   Jasper County (LOC - Fifth Third Bank)                                             1.75        12/01/2022         4,380
    1,410   Morgan County (LOC - Fifth Third Bank)                                             1.75        12/01/2027         1,410
   10,985   Morgan County (LOC - Fifth Third Bank)                                             1.75        12/01/2027        10,985

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18  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                        COUPON          FINAL           VALUE
(000)       SECURITY                                                                           RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------------
$   1,700   St. Joseph County (LOC - Wells Fargo Bank, N.A.)(b)                                0.44%        6/01/2022    $    1,700
    9,200   Tipton (LOC - Fifth Third Bank)                                                    1.75         6/01/2031         9,200
    5,475   Winona Lake (LOC - Fifth Third Bank)                                               1.75         6/01/2031         5,475
    6,490   Winona Lake (LOC - Key Bank, N.A.)                                                 2.15         7/01/2031         6,490
                                                                                                                         ----------
                                                                                                                             95,961
                                                                                                                         ----------
            IOWA (4.4%)
    6,850   Chillicothe                                                                        0.47         1/01/2023         6,850
   12,750   Council Bluffs                                                                     0.47         1/01/2025        12,750
   14,900   Finance Auth. (NBGA)                                                               0.59        11/01/2035        14,900
    8,000   Finance Auth. (NBGA)(b)                                                            0.59        11/01/2035         8,000
   23,000   Finance Auth.                                                                      0.49         6/01/2036        23,000
   33,000   Finance Auth.                                                                      0.49         9/01/2036        33,000
   34,900   Louisa County                                                                      0.50        10/01/2024        34,900
    1,710   Sheldon                                                                            0.70        11/01/2015         1,710
   12,550   Wapello County (LOC - JPMorgan Chase Bank, N.A.)                                   0.50        10/01/2018        12,550
   17,005   Wapello County (LOC - JPMorgan Chase Bank, N.A.)                                   0.50        10/01/2031        17,005
                                                                                                                         ----------
                                                                                                                            164,665
                                                                                                                         ----------
            KANSAS (0.1%)
    3,815   North Newton (LOC - U.S. Bank, N.A.)                                               0.43         1/01/2023         3,815
                                                                                                                         ----------

            KENTUCKY (2.2%)
    1,685   Boone County (LOC - JPMorgan Chase Bank, N.A.)                                     0.95        11/01/2021         1,685
   20,975   Economic Dev. Finance Auth. (INS)(LIQ)                                             0.67         8/01/2018        20,975
    2,000   Frankfort                                                                          0.87         5/07/2014         2,000
    9,005   Hancock County (LOC - BMO Bank of Montreal)                                        0.50         7/01/2010         9,005
    9,490   Hancock County (LOC - BMO Bank of Montreal)                                        0.50         7/01/2011         9,490
   20,000   Hancock County (LOC - HSBC Bank USA)                                               0.50         7/01/2012        20,000
    1,555   Lexington-Fayette Urban County (LOC - JPMorgan Chase Bank, N.A.)                   0.95         7/01/2021         1,555
   18,110   Louisville and Jefferson County (INS)(LIQ)(a)                                      0.36        12/01/2012        18,110
                                                                                                                         ----------
                                                                                                                             82,820
                                                                                                                         ----------
            LOUISIANA (3.1%)
    1,550   Ascension Parish                                                                   0.87         9/01/2010         1,550
    6,600   Ascension Parish                                                                   0.47         3/01/2011         6,600
    5,000   Donaldsonville IDB (LOC - Regions Bank)                                            4.27         2/01/2027         5,000
    1,470   Environmental Facilities and Community Dev. Auth.
              (LOC - Federal Home Loan Bank of Dallas)                                         0.50         4/01/2018         1,470
    1,900   Hammond Area Economic and Industrial Dev. District
              (LOC - Federal Home Loan Bank of Dallas)                                         0.41         3/01/2033         1,900
    9,540   New Orleans (LOC - Capital One, N.A.)                                              1.15         8/01/2024         9,540
    1,100   Public Facilities Auth.                                                            0.47         8/01/2017         1,100

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                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                        COUPON          FINAL           VALUE
(000)       SECURITY                                                                           RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------------
$   8,690   Public Facilities Auth. (LOC - Bank of New York Mellon)                            0.50%        4/01/2021    $    8,690
      625   Public Facilities Auth. (LOC - Capital One, N.A.)                                  1.00         7/01/2023           625
    3,400   Public Facilities Auth. (LOC - Capital One, N.A.)                                  1.00         7/01/2023         3,400
    3,190   Public Facilities Auth. (LOC - Capital One, N.A.)                                  1.00         7/01/2027         3,190
   39,000   Public Facilities Auth. (LOC - Regions Bank)                                       1.60         9/01/2034        39,000
   24,000   Public Facilities Auth. (LOC - Regions Bank)                                       1.60         3/01/2040        24,000
    7,800   St. Tammany Parish Dev. District (LOC - Federal Home Loan Bank of Dallas)          0.41         3/01/2033         7,800
                                                                                                                         ----------
                                                                                                                            113,865
                                                                                                                         ----------
            MAINE (0.4%)
   13,100   Finance Auth. (LOC - Banco Santander)                                              0.80         7/01/2037        13,100
                                                                                                                         ----------
            MARYLAND (1.6%)
    1,000   Baltimore County IDA                                                               0.87         3/01/2014         1,000
    4,935   Chestertown (LOC - RBS Citizens, N.A.)                                             1.75         3/01/2038         4,935
    7,500   Gaithersburg (LIQ)(LOC - Citibank, N.A.)(a)                                        0.60         7/01/2014         7,500
   25,405   Health and Higher Educational Facilities Auth. (LOC - Citizens Bank of
              Pennsylvania)                                                                    1.50         7/01/2040        25,405
   20,475   Montgomery County Auth. (LOC - Manufacturers & Traders Trust Co.)                  0.50        12/01/2027        20,475
                                                                                                                         ----------
                                                                                                                             59,315
                                                                                                                         ----------
            MASSACHUSETTS (1.9%)
   26,660   Dev. Finance Agency (LOC - RBS Citizens, N.A.)                                     1.60        11/01/2034        26,660
    8,500   Dev. Finance Agency (LOC - RBS Citizens, N.A.)                                     1.60        11/01/2036         8,500
    5,500   Dev. Finance Agency (LOC - TD Bank, N.A.)                                          0.45         9/01/2038         5,500
   31,100   Dev. Finance Agency (LOC - RBS Citizens, N.A.)                                     0.60         7/01/2043        31,100
                                                                                                                         ----------
                                                                                                                             71,760
                                                                                                                         ----------
            MICHIGAN (5.3%)
   21,170   Building Auth. (LIQ)(INS)(a)                                                       0.85        10/15/2014        21,170
   22,675   Charlotte Hospital Finance Auth. (LOC - Fifth Third Bank)                          1.75         5/01/2029        22,675
   12,950   Detroit School District (LIQ)(LOC - Dexia Credit Local)(a)                         1.30         5/01/2025        12,950
   12,325   Higher Education Facilities Auth. (LOC - Comerica Bank, N.A.)                      0.45         8/01/2026        12,325
   15,925   Hospital Finance Auth. (LOC - Bank of America, N.A.)                               0.37        11/01/2037        15,925
   10,950   Huron County (LOC - Fifth Third Bank)                                              1.75        10/01/2028        10,950
   31,575   Marquette County (LOC - RBS Citizens, N.A.)                                        1.90         3/01/2033        31,575
    5,325   Oakland County EDC (LOC - Allied Irish Banks plc)                                  0.55         9/01/2023         5,325
    1,545   Oakland County EDC (LOC - Allied Irish Banks plc)                                  1.40         9/01/2023         1,545
   19,640   Oakland County EDC (LOC - Fifth Third Bank)                                        1.75         3/01/2029        19,640

================================================================================

20  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                        COUPON          FINAL           VALUE
(000)       SECURITY                                                                           RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------------
$   7,120   Oakland County EDC (LOC - Comerica Bank, N.A.)                                     0.45%       12/01/2032    $    7,120
    7,055   Oakland County EDC (LOC - Comerica Bank, N.A.)                                     0.55         5/01/2037         7,055
   12,445   Strategic Fund (LOC - Allied Irish Banks plc)                                      0.53         5/01/2032        12,445
   14,140   Strategic Fund (LOC - Comerica Bank, N.A.)                                         0.55         7/01/2034        14,140
    4,675   Strategic Fund (LOC - Comerica Bank, N.A.)                                         0.55         7/01/2034         4,675
                                                                                                                         ----------
                                                                                                                            199,515
                                                                                                                         ----------
            MINNESOTA (0.3%)
    2,985   Canby Community Hospital District No. 1                                            0.70        11/01/2026         2,985
    4,675   City of Rochester (LOC - ABN AMRO Bank N.V.)                                       1.40         4/01/2022         4,675
    4,100   North Suburban Hospital District (LOC - Wells Fargo Bank, N.A.)(b)                 0.45         2/01/2013         4,100
                                                                                                                         ----------
                                                                                                                             11,760
                                                                                                                         ----------
            MISSISSIPPI (1.2%)
   17,340   Business Finance Corp. (LOC - Regions Bank)                                        3.09        10/01/2018        17,340
    6,145   Business Finance Corp. (LOC - Federal Home Loan Bank of Dallas)                    0.40         6/01/2029         6,145
    5,500   Business Finance Corp. (LOC - Federal Home Loan Bank of Dallas)                    0.41         3/01/2033         5,500
    7,310   Business Finance Corp. (LOC - Hancock Bank)                                        1.13         4/01/2033         7,310
    9,900   Business Finance Corp. (LOC - Hancock Bank)                                        0.50        12/01/2036         9,900
                                                                                                                         ----------
                                                                                                                             46,195
                                                                                                                         ----------
            MISSOURI (1.5%)
   15,000   Buchanan County (LOC - Wells Fargo Bank, N.A.)                                     0.43        10/01/2026        15,000
    4,750   Health and Educational Facilities Auth. (LOC - Allied Irish Banks plc)             0.53         6/01/2023         4,750
    8,650   Health and Educational Facilities Auth. (LOC - Commerce Bank, N.A.)                0.49         7/01/2025         8,650
    5,850   Health and Educational Facilities Auth. (LOC - KBC Bank, N.V.)                     0.32         8/01/2029         5,850
   10,345   Health and Educational Facilities Auth. (LOC - Bank of Oklahoma, N.A.)             0.52         7/01/2040        10,345
    9,000   Jackson County IDA (LOC - Commerce Bank, N.A.)                                     0.49         7/01/2025         9,000
    1,785   St. Louis County IDA (LOC - U.S. Bank, N.A.)                                       0.45         6/15/2024         1,785
                                                                                                                         ----------
                                                                                                                             55,380
                                                                                                                         ----------
            NEBRASKA (0.1%)
    2,130   Sarpy County                                                                       0.87         7/01/2013         2,130
                                                                                                                         ----------

            NEVADA (1.3%)
   28,700   Clark County (LOC - Bayerische Landesbank)                                         0.45         7/01/2029        28,700
   20,000   Clark County (LOC - Landesbank Baden-Wurttemberg)                                  0.45         7/01/2040        20,000
                                                                                                                         ----------
                                                                                                                             48,700
                                                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                        COUPON          FINAL           VALUE
(000)       SECURITY                                                                           RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------------
            NEW HAMPSHIRE (0.4%)
$  15,800   Health and Educational Facilities Auth. (LOC - Federal Home Loan Bank of Boston)   0.40%        7/01/2032    $   15,800
                                                                                                                         ----------

            NEW JERSEY (0.4%)
    3,220   EDA (LOC - Valley National Bank)                                                   0.55         3/01/2031         3,220
    9,830   Health Care Facilities Financing Auth. (LIQ)(LOC - Bank of America, N.A.)(a)       0.90         7/01/2013         9,830
                                                                                                                         ----------
                                                                                                                             13,050
                                                                                                                         ----------
            NEW YORK (5.0%)
    4,400   Allegany County IDA (LOC - Key Bank, N.A.)                                         1.50         4/01/2029         4,400
    5,500   Broome County IDA (LOC - Manufacturers & Traders Trust Co.)                        0.45         7/01/2023         5,500
    5,730   Broome County IDA (LOC - Manufacturers & Traders Trust Co.)                        0.45         7/01/2040         5,730
    3,095   Clinton County IDA (LOC - Key Bank, N.A.)                                          1.30         7/01/2042         3,095
    5,100   Cohoes IDA (LOC - RBS Citizens, N.A.)                                              1.60         9/01/2033         5,100
   11,395   Dormitory Auth. (LIQ)(LOC - Dexia Credit Local)(a)                                 1.28         5/15/2022        11,395
   10,545   Dormitory Auth. (LOC - RBS Citizens, N.A.)                                         1.60         6/01/2034        10,545
    5,900   East Rochester Housing Auth. (LOC - RBS Citizens, N.A.)                            1.60        12/01/2036         5,900
    2,330   Erie County IDA (INS)(LIQ)(a)                                                      0.43        11/01/2015         2,330
      600   Essex County IDA (LOC - Key Bank, N.A.)                                            1.30         3/01/2032           600
    1,500   Lancaster IDA (LOC - Manufacturers & Traders Trust Co.)                            0.45        11/01/2032         1,500
   33,000   Long Island Power Auth. (LIQ)(INS)                                                 0.40        12/01/2029        33,000
    6,725   Monroe County IDA (LOC - Key Bank, N.A.)                                           1.30         6/01/2026         6,725
    9,115   Monroe County IDA (LOC - RBS Citizens, N.A.)                                       1.60         7/01/2027         9,115
    3,600   MTA (LIQ)(INS)                                                                     0.60        11/01/2022         3,600
    5,840   New York City (LIQ)(LOC - Dexia Credit Local)(a)                                   1.27         2/01/2016         5,840
    1,500   New York City Municipal Water Finance Auth. (LIQ)(a)                               0.36         6/15/2013         1,500
    5,200   Oneida County IDA (LOC - Manufacturers & Traders Trust Co.)                        0.45         6/01/2030         5,200
    2,040   Onondaga County IDA (LOC - RBS Citizens, N.A.)                                     1.60        11/01/2025         2,040
    3,185   Ontario County IDA (LOC - ABN AMRO Bank N.V.)                                      1.40         3/01/2028         3,185
    6,090   Ontario County IDA (LOC - Key Bank, N.A.)                                          2.25         7/01/2030         6,090
   13,400   Ontario County IDA (LOC - RBS Citizens, N.A.)                                      1.60         6/01/2036        13,400
    6,360   Ontario County IDA (LOC - RBS Citizens, N.A.)                                      1.50        10/01/2040         6,360
   17,660   State Dormitory Auth. (LOC - Key Bank, N.A.)                                       1.30        11/01/2036        17,660
   17,885   Triborough Bridge and Tunnel Auth. (LOC - Bayerische Landesbank)                   0.40         1/01/2032        17,885
                                                                                                                         ----------
                                                                                                                            187,695
                                                                                                                         ----------

================================================================================

22  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                        COUPON          FINAL           VALUE
(000)       SECURITY                                                                           RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------------
            NORTH CAROLINA (0.9%)
$  35,100   Charlotte-Mecklenburg Hospital Auth. (LIQ)(INS)                                    2.50%        1/15/2041    $   35,100
                                                                                                                         ----------
            OHIO (6.3%)
   22,300   Air Quality Dev. Auth.                                                             0.55         9/01/2030        22,300
    2,170   Cadiz (LOC - National City Bank)                                                   1.40         1/01/2033         2,170
    6,425   Cuyahoga County (LOC - Fifth Third Bank)                                           1.80        11/01/2023         6,425
    4,385   Cuyahoga County (LOC - Key Bank, N.A.)                                             1.75         3/01/2033         4,385
    6,485   Darke County (LOC - Fifth Third Bank)                                              1.75        12/01/2024         6,485
    8,905   Delaware County (LOC - Fifth Third Bank)                                           1.75        10/01/2033         8,905
    3,600   Hilliard (LOC - U.S. Bank, N.A.)                                                   0.50         8/01/2012         3,600
    8,945   Housing Finance Agency (INS) (LOC - Societe Generale)                              0.90         9/01/2026         8,945
    9,465   Logan County (LOC - Fifth Third Bank)                                              1.75         4/01/2027         9,465
    2,800   Meigs County (LOC - U.S. Bank, N.A.)                                               0.50         8/01/2012         2,800
   13,095   Montgomery County (LOC - Fifth Third Bank)                                         1.75         9/01/2026        13,095
   45,000   Montgomery County (LIQ)(INS)                                                       0.50         8/01/2047        45,000
   21,885   Northeast Regional Sewer District (LIQ)(a)                                         0.41         5/15/2015        21,885
   15,285   Univ. of Akron (INS)(LIQ)                                                          0.50         1/01/2029        15,285
   24,230   Univ. of Akron (INS)(LIQ)                                                          0.50         1/01/2029        24,230
   32,600   Univ. of Cincinnati (LOC - Bayerische Landesbank)                                  1.75         6/01/2034        32,600
    3,000   Warren County (LOC - U.S. Bank, N.A.)                                              0.50         8/01/2012         3,000
    3,310   Wayne County (LOC - Fifth Third Bank)                                              1.75         9/01/2021         3,310
                                                                                                                         ----------
                                                                                                                            233,885
                                                                                                                         ----------
            OKLAHOMA (3.0%)
    8,700   Garfield County Industrial Auth.                                                   0.60         1/01/2025         8,700
    2,460   IDA (LOC - JPMorgan Chase Bank, N.A.)                                              0.95         8/01/2018         2,460
   32,400   Muskogee Industrial Trust(c)                                                       0.62         1/01/2025        32,400
   56,000   Muskogee Industrial Trust(c)                                                       0.53         6/01/2027        56,000
   11,400   Tulsa Industrial Auth. (LOC - Bank of Oklahoma, N.A.)                              0.70        11/01/2026        11,400
                                                                                                                         ----------
                                                                                                                            110,960
                                                                                                                         ----------
            OREGON (1.1%)
    3,000   Multnomah County (LOC - Key Bank, N.A.)                                            1.00        12/01/2029         3,000
   38,100   Port of Portland (LOC - Bank of Tokyo-Mitsubishi UFJ, Ltd.)                        0.53        12/01/2014        38,100
                                                                                                                         ----------
                                                                                                                             41,100
                                                                                                                         ----------
            PENNSYLVANIA (3.0%)
   10,855   Central Bucks School District (LIQ)(LOC - Dexia Credit Local)(a)                   1.30         5/15/2022        10,855
    5,250   Chartiers Valley Industrial and Commercial Dev. Auth.                              1.13        11/15/2017         5,250
   25,000   Delaware Valley (LOC - Bayerische Landesbank)                                      0.45         8/01/2016        25,000
   27,000   Emmaus General Auth. (INS)(LIQ)                                                    0.40        12/01/2028        27,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                        COUPON          FINAL           VALUE
(000)       SECURITY                                                                           RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------------
$   2,500   Higher Educational Facilities Auth. (LOC - Fulton Bank)                            2.75%       11/01/2028    $    2,500
    2,600   Higher Educational Facilities Auth. (LOC - Fulton Bank)                            2.75        11/01/2033         2,600
   10,000   Lackawanna County (LIQ)(INS)                                                       1.35         9/01/2035        10,000
    3,700   Langhorne Manor (LOC - Citizens Bank of Pennsylvania)                              1.65        10/01/2032         3,700
    5,120   Langhorne Manor (LOC - Citizens Bank of Pennsylvania)                              1.65        10/01/2032         5,120
   20,300   Water Auth. (LIQ)(INS)                                                             0.85        11/01/2024        20,300
                                                                                                                         ----------
                                                                                                                            112,325
                                                                                                                         ----------
            PUERTO RICO (2.0%)
    8,865   Commomwealth (LIQ)(LOC - Dexia Credit Local)(a)                                    1.29         7/01/2041         8,865
   28,490   Commonwealth (LIQ)(LOC - Bank of America, N.A.)(a)                                 0.80         7/01/2011        28,490
   28,920   Electric Power Auth. (LIQ)(LOC - Citibank, N.A.)(a)                                0.57        12/01/2009        28,920
    9,985   Electric Power Auth. (LIQ) (LOC - Dexia Credit Local)(a)                           1.29         7/01/2033         9,985
                                                                                                                         ----------
                                                                                                                             76,260
                                                                                                                         ----------
            RHODE ISLAND (0.9%)
    2,900   EDC (LOC - RBS Citizens, N.A.)                                                     1.90        10/01/2034         2,900
   16,880   Health and Educational Building Corp. (LOC - RBS Citizens, N.A.)                   0.60         4/01/2035        16,880
   12,645   Health and Educational Building Corp. (LOC - RBS Citizens, N.A.)                   0.60         4/01/2036        12,645
                                                                                                                         ----------
                                                                                                                             32,425
                                                                                                                         ----------
            SOUTH CAROLINA (1.6%)
   15,075   Charleston County School District (INS)(LIQ)(a)                                    0.50        12/01/2013        15,075
   29,360   Jobs EDA (LOC - Regions Bank)                                                      3.25        10/01/2035        29,360
   13,980   Jobs EDA (LOC - SunTrust Bank)                                                     0.95        11/01/2035        13,980
                                                                                                                         ----------
                                                                                                                             58,415
                                                                                                                         ----------
            SOUTH DAKOTA (1.5%)
    5,975   Health and Educational Facilities Auth.                                            0.70        11/01/2020         5,975
    3,930   Health and Educational Facilities Auth.                                            0.70        11/01/2025         3,930
    8,305   Health and Educational Facilities Auth.                                            0.70        11/01/2027         8,305
   36,495   Health and Educational Facilities Auth. (LOC - Allied Irish Banks plc)             0.55         7/01/2033        36,495
                                                                                                                         ----------
                                                                                                                             54,705
                                                                                                                         ----------
            TENNESSEE (1.4%)
   34,550   Cookeville Regional Medical Center Auth. (LOC - Regions Bank)                      1.60         3/01/2036        34,550
    4,900   Jackson Health, Educational and Housing Facility Board (LOC - Regions Bank)        2.00         9/01/2016         4,900

================================================================================

24  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                        COUPON          FINAL           VALUE
(000)       SECURITY                                                                           RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------------
$   2,665   Jackson Health, Educational and Housing Facility Board (LOC - Regions Bank)        1.75%        7/01/2024    $    2,665
    9,500   McMinn County (LOC - Regions Bank)                                                 1.75        11/01/2036         9,500
                                                                                                                         ----------
                                                                                                                             51,615
                                                                                                                         ----------
            TEXAS (8.9%)
   11,000   Atascosa County IDC (NBGA)                                                         1.15         6/30/2020        11,000
      920   Bell County Health Facilities Dev. Corp. (LOC - JPMorgan Chase Bank, N.A.)         0.95         5/01/2023           920
   25,285   Brazos County Health Facilities Dev. (LIQ)(NBGA)(a)                                1.33         1/01/2019        25,285
    2,565   Cameron Education Corp. (LOC - JPMorgan Chase Bank, N.A.)                          0.95         6/01/2031         2,565
    9,105   Crawford Education Facilities Corp. (LOC - BNP Paribas)                            1.02         5/01/2035         9,105
    8,210   Denton County (LIQ)(a)                                                             0.50         7/15/2011         8,210
    6,845   Department of Housing and Community Affairs (LOC - Bank of America, N.A.)          0.42         5/01/2042         6,845
    9,570   El Paso County Hospital District (LIQ)(a)                                          0.50         8/15/2013         9,570
   10,245   Forney ISD (LIQ)(NBGA)(a)                                                          0.40         8/15/2033        10,245
   21,335   Houston (LIQ)(INS)(a)                                                              0.80        11/01/2011        21,335
   20,145   Houston (INS)(LIQ)(a)                                                              0.38         5/15/2015        20,145
   29,460   Houston (LOC - Bank of America, N.A., Bank of New York Mellon,
              Dexia Credit Local, and State Street Bank and Trust Co.)                         0.50         5/15/2034        29,460
   53,350   Houston (LOC - Bank of America, N.A., Bank of New York Mellon,
              Dexia Credit Local, and State Street Bank and Trust Co.)                         0.50         5/15/2034        53,350
    7,435   Judson ISD (INS)(LIQ)(a)                                                           0.50         2/01/2031         7,435
    1,800   North Central IDA                                                                  0.87        10/01/2013         1,800
   16,285   Student Housing Auth. (LIQ)(NBGA)(a)                                               0.51        10/01/2033        16,285
   21,225   Tarrant County Health Facilities Dev. (LOC - HSH Nordbank A.G.)                    0.50         8/15/2036        21,225
   14,470   Tarrant County Housing Finance Corp. (LIQ)(NBGA)(a)                                0.51        11/01/2029        14,470
   19,500   Transportation Commission (LIQ)(a)                                                 0.36         4/01/2033        19,500
    9,090   Transportation Commission (LIQ)(a)                                                 0.36         4/01/2035         9,090
    7,700   Trinity River IDA                                                                  0.80         1/01/2013         7,700
   25,635   Turnpike Auth. (INS)(LIQ)(a)                                                       0.38         1/01/2012        25,635
                                                                                                                         ----------
                                                                                                                            331,175
                                                                                                                         ----------
            UTAH (0.5%)
   20,000   Board of Regents (LIQ)(LOC - Dexia Credit Local)(a)                                1.31         4/01/2029        20,000
                                                                                                                         ----------
            VERMONT (0.2%)
    6,665   Educational and Health Buildings Financing Agency (LOC - Allied Irish Banks plc)   0.45         4/15/2033         6,665
                                                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                        COUPON          FINAL           VALUE
(000)       SECURITY                                                                           RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------------
            VIRGINIA (1.5%)
$   3,980   Alexandria IDA (LOC - Branch Banking & Trust Co.)                                  0.37%       10/01/2030    $    3,980
   17,000   Chesapeake Hospital Auth. (LOC - SunTrust Bank)                                    0.85         7/01/2031        17,000
    3,500   Fairfax County EDA (LOC - SunTrust Bank)                                           0.85         6/01/2037         3,500
   20,085   Harrisonburg Redevelopment and Housing Auth. (LIQ)(NBGA)(a)                        0.51         2/01/2026        20,085
   11,250   Henrico County EDA (INS)(LIQ)                                                      0.36        11/01/2042        11,250
      640   Lynchburg IDA (LOC - SunTrust Bank)                                                1.00        12/01/2034           640
                                                                                                                         ----------
                                                                                                                             56,455
                                                                                                                         ----------
            WASHINGTON (4.3%)
    5,000   Economic Dev. Finance Auth. (LOC - Bank of the West)                               0.37         2/12/2019         5,000
    5,645   Health Care Facilities Auth. (INS)(LIQ)(a)                                         0.85         8/15/2013         5,645
   14,550   Health Care Facilities Auth. (LOC - Key Bank, N.A.)                                1.00         7/01/2030        14,550
   18,625   Health Care Facilities Auth. (INS)(LIQ)                                            1.40        12/01/2036        18,625
    7,000   Health Care Facilities Auth. (LOC - Key Bank, N.A.)                                1.30         2/01/2038         7,000
   45,000   Health Care Facilities Auth. (LOC - Key Bank, N.A.)                                1.30         7/01/2038        45,000
   10,540   Higher Education Facilities Auth.                                                  0.40        10/01/2031        10,540
    2,525   Housing Finance Commission (LOC - Key Bank, N.A.)                                  0.60         1/01/2027         2,525
   45,970   Housing Finance Commission (LOC - HSH Nordbank A.G.)                               0.50         3/01/2036        45,970
    5,500   Housing Finance Commission (LOC - Key Bank, N.A.)                                  1.30         4/01/2043         5,500
                                                                                                                         ----------
                                                                                                                            160,355
                                                                                                                         ----------
            WEST VIRGINIA (0.7%)
    2,775   Harrison County (LOC - U.S. Bank, N.A.)                                            0.50        12/01/2012         2,775
    9,630   Marshall County                                                                    0.47         3/01/2026         9,630
    3,100   Monongalia County (LOC - U.S. Bank, N.A.)                                          0.50        12/01/2012         3,100
    8,815   Monongalia County (LOC - Fifth Third Bank)                                         1.00        11/01/2029         8,815
    2,200   Ripley (LOC - U.S. Bank, N.A.)                                                     0.50        12/01/2012         2,200
                                                                                                                         ----------
                                                                                                                             26,520
                                                                                                                         ----------
            WISCONSIN (0.7%)
      820   Health and Educational Facilities Auth. (LOC - JPMorgan Chase Bank, N.A.)          0.95         5/01/2026           820
    4,100   Health and Educational Facilities Auth. (LOC - JPMorgan Chase Bank, N.A.)          0.40        10/01/2033         4,100
    5,000   Health and Educational Facilities Auth. (LOC - JPMorgan Chase Bank, N.A.)          0.40        10/01/2033         5,000
    8,000   Milwaukee                                                                          1.83         9/01/2015         8,000
    2,110   Milwaukee Redevelopment Auth. (LOC - JPMorgan Chase Bank, N.A.)                    0.40         5/01/2025         2,110
    7,250   Sheboygan                                                                          1.83         9/01/2015         7,250
                                                                                                                         ----------
                                                                                                                             27,280
                                                                                                                         ----------

================================================================================

26  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                        COUPON          FINAL           VALUE
(000)       SECURITY                                                                           RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------------
            WYOMING (1.0%)
$  16,500   Converse County                                                                    2.12%       12/01/2020    $   16,500
    6,700   Platte County (NBGA)                                                               0.80         7/01/2014         6,700
    9,335   Sweetwater County                                                                  2.12        12/01/2020         9,335
    6,305   Sweetwater County                                                                  2.12        12/01/2020         6,305
                                                                                                                         ----------
                                                                                                                             38,840
                                                                                                                         ----------
            Total Variable-Rate Demand Notes (cost: $3,501,915)                                                           3,501,915
                                                                                                                         ----------
            PUT BONDS (3.3%)

            ALABAMA (0.5%)
   18,500   Mobile IDB                                                                         1.40         7/15/2034        18,500
                                                                                                                         ----------
            COLORADO (0.5%)
    4,485   Central Platte Valley Metropolitan District (LOC - BNP Paribas)                    3.00        12/01/2031         4,485
    9,700   Central Platte Valley Metropolitan District (LOC - BNP Paribas)                    3.00        12/01/2036         9,700
    3,570   NBC Metropolitan District (LOC - U.S. Bank, N.A.)                                  2.25        12/01/2030         3,570
                                                                                                                         ----------
                                                                                                                             17,755
                                                                                                                         ----------
            FLORIDA (0.4%)
   16,000   Escambia County                                                                    1.75         4/01/2039        16,000
                                                                                                                         ----------
            GEORGIA (0.3%)
   11,000   Monroe County Dev. Auth.                                                           1.95        11/01/2048        11,000
                                                                                                                         ----------
            MISSISSIPPI (0.4%)
   12,545   Claiborne County (NBGA)                                                            1.80        12/01/2015        12,545
                                                                                                                         ----------
            MONTANA (1.2%)
    9,415   Board of Investments (NBGA)                                                        2.15         3/01/2017         9,415
   12,055   Board of Investments (NBGA)                                                        2.15         3/01/2018        12,055
   11,750   Board of Investments (NBGA)                                                        2.15         3/01/2025        11,750
   12,735   Board of Investments (NBGA)                                                        2.15         3/01/2028        12,735
                                                                                                                         ----------
                                                                                                                             45,955
                                                                                                                         ----------
            Total Put Bonds (cost: $121,755)                                                                                121,755
                                                                                                                         ----------
            FIXED-RATE INSTRUMENTS (4.6%)

            CALIFORNIA (0.5%)
   20,000   State                                                                              3.00         5/25/2010        20,224
                                                                                                                         ----------
            CONNECTICUT (0.3%)
   10,000   Waterbury                                                                          2.50         9/01/2010        10,136
                                                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                        COUPON          FINAL           VALUE
(000)       SECURITY                                                                           RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------------
            MINNESOTA (0.9%)
$   3,700   Crookston ISD (NBGA)                                                               1.00%        9/29/2010    $    3,716
    1,330   Kimball ISD (NBGA)                                                                 1.50         9/14/2010         1,336
    1,075   Onamia ISD (NBGA)                                                                  1.50         9/15/2010         1,080
    4,270   Red Wing ISD (NBGA)                                                                2.00         8/18/2010         4,307
    2,355   St. Anthony ISD (NBGA)                                                             2.00         8/11/2010         2,370
    8,050   St. Cloud ISD (NBGA)                                                               1.50         8/24/2010         8,097
    4,600   Water Finance Auth.                                                                2.25         5/01/2010         4,633
    3,080   West Central Area ISD (NBGA)                                                       1.50         9/01/2010         3,098
    3,700   West St. Paul ISD (NBGA)                                                           2.75         3/11/2010         3,716
                                                                                                                         ----------
                                                                                                                             32,353
                                                                                                                         ----------
            MISSOURI (0.2%)
    8,800   Public Utilities Commission                                                        2.25         8/01/2010         8,891
                                                                                                                         ----------
            NEW YORK (0.6%)
    3,000   Erie County                                                                        2.00         5/19/2010         3,021
   19,500   Water Finance Auth.                                                                0.35        10/06/2009        19,500
                                                                                                                         ----------
                                                                                                                             22,521
                                                                                                                         ----------
            TEXAS (2.1%)
   10,000   Dallas Area Rapid Transit                                                          0.85        10/08/2009        10,000
   20,000   Dallas Area Rapid Transit                                                          0.45        11/04/2009        20,000
   15,000   Dallas Area Rapid Transit                                                          0.45        12/09/2009        15,000
   15,000   Dallas Area Rapid Transit                                                          0.55         1/21/2010        15,000
   16,600   Houston                                                                            1.10        11/18/2009        16,600
                                                                                                                         ----------
                                                                                                                             76,600
                                                                                                                         ----------
            Total Fixed-Rate Instruments (cost: $170,725)                                                                   170,725
                                                                                                                         ----------

            TOTAL INVESTMENTS (COST: $3,794,395)                                                                         $3,794,395
                                                                                                                         ==========

-----------------------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                            VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------------------------------
                                                    (LEVEL 1)                    (LEVEL 2)              (LEVEL 3)
                                                QUOTED PRICES            OTHER SIGNIFICANT            SIGNIFICANT
                                            IN ACTIVE MARKETS                   OBSERVABLE           UNOBSERVABLE
                                         FOR IDENTICAL ASSETS                       INPUTS                 INPUTS             TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                                 $-                   $3,501,915                     $-        $3,501,915
Put Bonds                                                   -                      121,755                      -           121,755
Fixed-Rate Instruments                                      -                      170,725                      -           170,725
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                      $-                   $3,794,395                     $-        $3,794,395
-----------------------------------------------------------------------------------------------------------------------------------

================================================================================

28  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Values of securities are determined by procedures and practices discussed in
  Note 1 to the financial statements.

  The cost of securities at September 30, 2009, for federal income tax purposes, was approximately the same as that reported in the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (b) At September 30, 2009, the aggregate market value of securities purchased on a delayed-delivery basis was $13,800,000.

  (c) At September 30, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)               $3,794,395
  Cash                                                                                       28
  Receivables:
    Capital shares sold                                                                   4,985
    Interest                                                                              5,086
    Securities sold                                                                          12
                                                                                     ----------
      Total assets                                                                    3,804,506
                                                                                     ----------
LIABILITIES
  Payables:
    Securities purchased                                                                 67,025
    Capital shares redeemed                                                               3,432
    Dividends on capital shares                                                              41
  Accrued management fees                                                                   867
  Accrued transfer agent's fees                                                             240
  Other accrued expenses and payables                                                       105
                                                                                     ----------
      Total liabilities                                                                  71,710
                                                                                     ----------
        Net assets applicable to capital shares outstanding                          $3,732,796
                                                                                     ==========

NET ASSETS CONSIST OF:
  Paid-in capital                                                                    $3,732,294
  Accumulated undistributed net investment income                                            23
  Accumulated net realized gain on investments                                              479
                                                                                     ----------
        Net assets applicable to capital shares outstanding                          $3,732,796
                                                                                     ==========

  Capital shares outstanding, unlimited number of shares authorized, no par value     3,732,295
                                                                                     ==========
  Net asset value, redemption price, and offering price per share                    $     1.00
                                                                                     ==========

See accompanying notes to financial statements.

================================================================================

30  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                       $24,968
                                                                        -------
EXPENSES
  Management fees                                                         5,047
  Administration and servicing fees                                       1,803
  Transfer agent's fees                                                   1,833
  Custody and accounting fees                                               190
  Postage                                                                    41
  Shareholder reporting fees                                                 29
  Trustees' fees                                                              5
  Registration fees                                                          42
  Professional fees                                                          93
  Guarantee program fee (Note 1F)                                           618
  Other                                                                      31
                                                                        -------
    Total expenses                                                        9,732
                                                                        -------
NET INVESTMENT INCOME                                                    15,236
                                                                        -------
NET REALIZED GAIN ON INVESTMENTS
  Net realized gain                                                          53
                                                                        -------
  Increase in net assets resulting from operations                      $15,289
                                                                        =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2009 (unaudited), and year ended March 31, 2009

--------------------------------------------------------------------------------

                                                                9/30/2009        3/31/2009
------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                        $   15,236      $    64,314
  Net realized gain on investments                                     53              477
                                                               ---------------------------
    Increase in net assets resulting from operations               15,289           64,791
                                                               ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           (15,213)         (64,345)
  Net realized gains                                                    -             (360)
                                                               ---------------------------
    Distributions to shareholders                                 (15,213)         (64,705)
                                                               ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                     1,059,899        2,582,033
  Reinvested dividends                                             14,937           63,294
  Cost of shares redeemed                                        (841,030)      (2,067,149)
                                                               ---------------------------
    Increase in net assets from capital share transactions        233,806          578,178
                                                               ---------------------------
  Net increase in net assets                                      233,882          578,264

NET ASSETS
  Beginning of period                                           3,498,914        2,920,650
                                                               ---------------------------
  End of period                                                $3,732,796      $ 3,498,914
                                                               ===========================
Accumulated undistributed net investment income:
  End of period                                                $       23      $         -
                                                               ===========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                   1,059,899        2,582,033
  Shares issued for dividends reinvested                           14,937           63,294
  Shares redeemed                                                (841,030)      (2,067,149)
                                                               ---------------------------
    Increase in shares outstanding                                233,806          578,178
                                                               ===========================

See accompanying notes to financial statements.

================================================================================

32  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual

================================================================================

34  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of September 30, 2009, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $13,807,000; none of which were when-issued securities.

F. GUARANTEE PROGRAM -- Subject to certain terms and conditions, the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the Program) provided coverage to shareholders for amounts held in participating money market funds as of the close of business on September 19, 2008, for the term of the Program of September 19, 2008, through September 18, 2009 (Program Term). The Fund was responsible for payment of fees required to continue its participation in the Program without regard to any waivers or expense limitations in effect for the Fund. The participation fee for the Program Term was 0.04% of the number of shares outstanding of the Fund as of September 19, 2008. For the six-month period ended September 30, 2009, the Fund recorded $618,000, as guarantee program fee on the statement of operations. Effective September 18, 2009, the Program has expired.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2009, these custodian and other bank credits reduced the Fund's expenses by less than $500.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

J. SUBSEQUENT EVENTS -- Subsequent events are events or transactions that occur after the balance sheet date but before the financial statements are issued and are categorized as recognized or non-recognized for financial statement purposes. The Fund has evaluated subsequent events through November 17, 2009, the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of

================================================================================

36  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2009, the Fund paid CAPCO facility fees of $13,000, which represents 10.1% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2010, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended September 30, 2009, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2009, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended March 31, 2006, through March 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year. For the six-month period ended September 30, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $5,047,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,803,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2009, the Fund reimbursed the Manager $85,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,833,000.

================================================================================

38  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENT

    DERIVATIVES AND HEDGING -- In March 2008, the Financial Accounting
    Standards Board issued an accounting standard that requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The accounting standard is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager has evaluated the accounting standard, and due to the Fund's investment restrictions pertaining to derivative instruments, has determined that there is no impact on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                      SEPTEMBER 30,                           YEAR ENDED MARCH 31,
                                     ----------------------------------------------------------------------------------------
                                           2009            2009            2008            2007            2006          2005
                                     ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period                $     1.00      $     1.00      $     1.00      $     1.00      $     1.00    $     1.00
                                     ----------------------------------------------------------------------------------------
Income from
  investment operations:
  Net investment income                     .00(a)          .02             .03             .03             .02           .01
  Net realized and unrealized gain          .00(a)          .00(a)          .00(a)          .00(a)            -             -
                                     ----------------------------------------------------------------------------------------
Total from investment operations            .00(a)          .02             .03             .03             .02           .01
                                     ----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.00)(a)        (.02)           (.03)           (.03)           (.02)         (.01)
  Realized capital gains                      -            (.00)(a)        (.00)(a)           -               -             -
                                     ----------------------------------------------------------------------------------------
Total distributions                        (.00)(a)        (.02)           (.03)           (.03)           (.02)         (.01)
                                     ----------------------------------------------------------------------------------------
Net asset value at end of period     $     1.00      $     1.00      $     1.00      $     1.00      $     1.00    $     1.00
                                     ========================================================================================
Total return (%)*                           .43            1.94            3.17            3.19(b)         2.36          1.07
Net assets at end of period (000)    $3,732,796      $3,498,914      $2,920,650      $2,419,287      $2,393,135    $1,886,910
Ratios to average net assets:**
  Expenses (%)(c)                           .54(d)          .51             .50             .49(b)          .47           .47
  Net investment income (%)                 .84(d)         1.90            3.11            3.14            2.36          1.07

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.
 ** For the six-month period ended September 30, 2009, average net assets were
    $3,597,591,000.
(a) Represents less than $0.01 per share.
(b) For the year ended March 31, 2007, the Manager voluntarily reimbursed the Fund for excise tax expense incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

40  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2009, through September 30, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                       BEGINNING             ENDING               DURING PERIOD*
                                     ACCOUNT VALUE        ACCOUNT VALUE           APRIL 1, 2009 -
                                     APRIL 1, 2009      SEPTEMBER 31, 2009      SEPTEMBER 30, 2009
                                     -------------------------------------------------------------
Actual                                 $1,000.00            $1,004.30                 $2.71

Hypothetical
  (5% return before expenses)           1,000.00             1,022.36                  2.74

* Expenses are equal to the Fund's annualized expense ratio of 0.54%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.43% for the six-month period of April 1, 2009, through September 30, 2009.

================================================================================

42  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

ADVISORY AGREEMENT

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 16, 2009, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to

================================================================================

                                                        ADVISORY AGREEMENT |  43

================================================================================

information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution,"

================================================================================

44  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services -- was the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account

================================================================================

                                                        ADVISORY AGREEMENT |  45

================================================================================

the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional tax-exempt money market funds regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2008. The Board also noted that the Fund's percentile performance ranking was in the top 10% of its performance universe for the same periods.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took

================================================================================

46  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

into account the high quality of the services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  47

================================================================================

TRUSTEES                                Christopher W. Claus
                                        Barbara B. Dreeben
                                        Robert L. Mason, Ph.D.
                                        Barbara B. Ostdiek, Ph.D.
                                        Michael F. Reimherr
                                        Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                          USAA Investment Management Company
INVESTMENT ADVISER,                     P.O. Box 659453
UNDERWRITER, AND                        San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                          USAA Shareholder Account Services
                                        9800 Fredericksburg Road
                                        San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                           State Street Bank and Trust Company
ACCOUNTING AGENT                        P.O. Box 1713
                                        Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                             Ernst & Young LLP
REGISTERED PUBLIC                       100 West Houston St., Suite 1800
ACCOUNTING FIRM                         San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                             Under "Products & Services"
SELF-SERVICE 24/7                       click "Investments," then
AT USAA.COM                             "Mutual Funds"

OR CALL                                 Under "My Accounts" go to
(800) 531-USAA                          "Investments." View account balances,
        (8722)                          or click "I want to...," and select
                                        the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at usaa.com; and (iii) on the SEC's Web site at http://www.sec.gov. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

      USAA
      9800 Fredericksburg Road                              --------------
      San Antonio, TX 78288                                    PRSRT STD
                                                             U.S. Postage
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>> SAVE PAPER AND FUND COSTS
   At usaa.com click: MY DOCUMENTS
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   39598-1109                                (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2009

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    NOVEMBER 20, 2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 23, 2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    NOVEMBER 23, 2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.